Subsequent Events (Details) - Petrobras and Petroleo Netherlands BV - PNBV SA - Subsequent Event $ in Millions	1 Months Ended
Oct. 31, 2018 USD ($)
Subsequent Event [Line Items]
Agreement amount	$ 96
Amount due in November 2018	55
Amount Due in 2020	22
Amount Due in 2021	$ 19
Revenue reduction percentage	40.00%